Description of Organization and Business Operations and Liquidity (Details) - USD ($)									1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Mar. 24, 2023	Aug. 16, 2022	Jan. 14, 2022	Jan. 14, 2022	Dec. 30, 2021	Dec. 27, 2021	Jun. 28, 2024	Dec. 23, 2022	Sep. 27, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 29, 2023	Aug. 01, 2023	Jun. 29, 2023	May 26, 2023	Apr. 27, 2023	Apr. 10, 2023	Mar. 28, 2023
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds																	$ 77,276,860
Gross proceeds of private placement																	$ 45,540
Shares issued units (in Shares)														1,125,000		1,125,000
Exercised shares (in Shares)	1,090,062	1,456,871	4,097,964
Underwriting fees												$ 1,545,537		$ 1,545,537		$ 1,545,537
Share price (in Dollars per share)			$ 10									$ 10		$ 10		$ 10
Percentage of outstanding														50.00%		50.00%
Net tangible assets												$ 5,000,001		$ 5,000,001		$ 5,000,001
Common stock percentage														20.00%		20.00%
Company’s obligation to redeem percentage												100.00%		100.00%		100.00%
Dissolution expenses														$ 100,000		$ 100,000
Deposits into trust account										$ 772,769	$ 772,769
Deposit trust account			$ 125,000
Deposit into trust account	$ 24,280,000								$ 24,280,000
Cash redemption price (in Dollars per share)		$ 10.79	$ 10.4									$ 11.08		$ 11.08		$ 10.98	$ 10.29
Aggregate redemption amount	$ 12,220,000	$ 15,700,000	$ 42,600,000						$ 12,220,000
Shares exercising price																							$ 42,600,000
Number of non-redeemable shares (in Shares)									1,125,000					1,125,000
Number of investor aggregate ordinary shares (in Shares)									337,500					337,500
U.S. federal tax rate												21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Percentage of excise tax			1.00%	1.00%										1.00%		1.00%
Stockholders redeemed Common shares (in Shares)		1,456,871	4,097,964											1,090,062		5,554,835
Redeemed common shares, value		$ 15,715,387	$ 42,636,600									$ 12,219,791		$ 12,219,791		$ 58,351,987
Excise tax liability												705,718		$ 705,718		583,520
Percentage of interest and penalties														10.00%
Percentage of underpayment penalty														0.50%
Total liability percentage														25.00%
Cash												2,564		$ 2,564		6,760	$ 309,881
Restricted cash												168,012	$ 70,331	168,012	$ 70,331	161,449	$ 213,182
Working capital deficit												$ 7,435,527		$ 7,435,527		$ 6,641,187
Financial term														1 year		1 year
Domestic Corporation [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
U.S. federal tax rate				1.00%
Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercised shares (in Shares)					224,328									224,328
Cash redemption price (in Dollars per share)												$ 11.21		$ 11.21
Aggregate redemption amount												$ 12,220,000		$ 12,220,000
Shares of common stock (in Shares)												1,090,062		1,090,062
Trust Account [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account			80,400,000
Trust Account [Member] | Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account			37,800,000
Sponsor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Gross proceeds of private placement														$ 3,475,000		$ 3,475,000
Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deferred underwriting fee payable																$ 2,704,690
Percentage of aggregate fair market value																80.00%
Trust account per shares (in Dollars per share)																$ 10
Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit into trust account																		$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000		$ 125,000
Percentage of excise tax														1.00%
WTMA [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deposit trust account			$ 125,000
WTMA [Member] | Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Deferred underwriting fee payable												$ 2,704,690		$ 2,704,690
Percentage of aggregate fair market value														80.00%
Trust account per shares (in Dollars per share)														$ 10
WTMA [Member] | Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Percentage of excise tax														1.00%
IPO [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)							7,500,000
Gross proceeds							$ 75,000,000
Sale of stock units (in Shares)														7,500,000		7,500,000
Sale of stock price per shares (in Dollars per share)												$ 10		$ 10		$ 10
Net proceeds					$ 77,276,860	$ 77,276,860
Offering cost												$ 4,788,446		$ 4,788,446		$ 4,788,446
Underwriting fees												1,545,537		1,545,537		1,545,537
Deferred underwriting fee payable.												$ 2,704,690		2,704,690		2,704,690
Other costs														538,219		538,219
Sale of net proceeds														$ 75,000,000		$ 75,000,000
Share price (in Dollars per share)												$ 10		$ 10		$ 10
IPO [Member] | Business Combination [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued price per shares (in Dollars per share)							$ 10
Private Placement [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)														347,500		347,500
Shares issued price per shares (in Dollars per share)												$ 10		$ 10		$ 10
Gross proceeds of private placement					$ 45,540	$ 45,540		$ 3,475,000
Sale of stock units (in Shares)					4,554	4,554		347,500
Sale of stock price per shares (in Dollars per share)					$ 10	$ 10		$ 10
Share price (in Dollars per share)																$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Shares issued (in Shares)					227,686	227,686								1,125,000		1,125,000
Shares issued price per shares (in Dollars per share)					$ 10	$ 10
Gross proceeds					$ 2,276,860	$ 2,276,860